UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE EQUITY FUND

FORM N-Q

JULY 31, 2012

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 1.5%
Ford Motor Co.	332,460	$3,071,930
Harley-Davidson Inc.	90,560	3,914,909

Total Automobiles		6,986,839

Hotels, Restaurants & Leisure - 2.3%
Marriott International Inc., Class A Shares	59,190	2,155,700
Starwood Hotels & Resorts Worldwide Inc.	62,700	3,395,205
Yum! Brands Inc.	78,490	5,089,291

Total Hotels, Restaurants & Leisure		10,640,196

Household Durables - 2.4%
Lennar Corp., Class A Shares	76,750	2,241,868
Toll Brothers Inc.	303,490	8,852,803	*

Total Household Durables		11,094,671

Internet & Catalog Retail - 0.3%
Amazon.com Inc.	5,310	1,238,823	*

Media - 3.8%
News Corp., Class B Shares	391,390	9,076,334
Walt Disney Co.	176,430	8,669,770

Total Media		17,746,104

Multiline Retail - 1.2%
Target Corp.	94,630	5,739,310

Specialty Retail - 1.4%
TJX Cos. Inc.	140,420	6,217,798

TOTAL CONSUMER DISCRETIONARY		59,663,741

CONSUMER STAPLES - 10.8%
Beverages - 2.3%
Coca-Cola Co.	51,620	4,170,896
PepsiCo Inc.	90,570	6,587,156

Total Beverages		10,758,052

Food & Staples Retailing - 1.3%
Wal-Mart Stores Inc.	80,910	6,022,131

Food Products - 3.2%
Kellogg Co.	45,520	2,171,304
McCormick & Co. Inc., Non Voting Shares	208,080	12,667,910

Total Food Products		14,839,214

Household Products - 1.1%
Procter & Gamble Co.	74,840	4,830,174

Tobacco - 2.9%
Philip Morris International Inc.	146,970	13,438,937

TOTAL CONSUMER STAPLES		49,888,508

ENERGY - 10.6%
Energy Equipment & Services - 2.9%
Diamond Offshore Drilling Inc.	89,660	5,865,557
National-Oilwell Varco Inc.	102,570	7,415,811

Total Energy Equipment & Services		13,281,368

Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.	74,310	6,399,577
Chevron Corp.	52,000	5,698,160
Devon Energy Corp.	67,480	3,989,418
Exxon Mobil Corp.	195,430	16,973,096
Hess Corp.	57,170	2,696,137

Total Oil, Gas & Consumable Fuels		35,756,388

TOTAL ENERGY		49,037,756

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 0.2%
SPDR Gold Trust	7,250	$1,134,915	*

FINANCIALS - 13.6%
Commercial Banks - 4.2%
SunTrust Banks Inc.	154,380	3,651,087
Wells Fargo & Co.	471,190	15,930,934

Total Commercial Banks		19,582,021

Consumer Finance - 2.2%
American Express Co.	117,220	6,764,766
Capital One Financial Corp.	63,990	3,614,795

Total Consumer Finance		10,379,561

Diversified Financial Services - 2.5%
Citigroup Inc.	171,864	4,662,670
JPMorgan Chase & Co.	187,680	6,756,480

Total Diversified Financial Services		11,419,150

Insurance - 2.8%
Berkshire Hathaway Inc., Class A Shares	47	5,989,915	*
MetLife Inc.	225,520	6,939,251

Total Insurance		12,929,166

Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	96,910	7,007,562
Annaly Capital Management Inc.	93,670	1,632,668

Total Real Estate Investment Trusts (REITs)		8,640,230

TOTAL FINANCIALS		62,950,128

HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 2.1%
Covidien PLC	85,960	4,803,445
Thermo Fisher Scientific Inc.	84,070	4,680,177

Total Health Care Equipment & Supplies		9,483,622

Health Care Providers & Services - 0.2%
Aetna Inc.	31,310	1,129,038

Pharmaceuticals - 10.1%
Bristol-Myers Squibb Co.	283,800	10,103,280
GlaxoSmithKline PLC, ADR	121,300	5,579,800
Johnson & Johnson	135,340	9,368,235
Merck & Co. Inc.	139,350	6,155,089
Pfizer Inc.	637,520	15,325,981

Total Pharmaceuticals		46,532,385

TOTAL HEALTH CARE		57,145,045

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.6%
Honeywell International Inc.	118,650	6,887,632
Orbital Sciences Corp.	380,070	4,978,917	*

Total Aerospace & Defense		11,866,549

Air Freight & Logistics - 1.0%
United Parcel Service Inc., Class B Shares	64,750	4,895,748

Industrial Conglomerates - 3.3%
General Electric Co.	410,520	8,518,290
Tyco International Ltd.	121,430	6,671,364

Total Industrial Conglomerates		15,189,654

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Machinery - 1.3%
Caterpillar Inc.	13,870	$1,167,993
Eaton Corp.	114,850	5,035,024

Total Machinery		6,203,017

TOTAL INDUSTRIALS		38,154,968

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.6%
Cisco Systems Inc.	146,390	2,334,920
QUALCOMM Inc.	83,370	4,975,522

Total Communications Equipment		7,310,442

Computers & Peripherals - 5.3%
Apple Inc.	38,200	23,331,032	*
EMC Corp.	47,950	1,256,769	*

Total Computers & Peripherals		24,587,801

Internet Software & Services - 3.7%
eBay Inc.	55,740	2,469,282	*
Facebook Inc., Class A Shares	79,970	1,736,149	*
Google Inc., Class A Shares	20,170	12,767,005	*

Total Internet Software & Services		16,972,436

IT Services - 2.7%
Automatic Data Processing Inc.	64,280	3,635,034
International Business Machines Corp.	44,880	8,795,582

Total IT Services		12,430,616

Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV, New York Registered Shares	131,671	7,571,082
Broadcom Corp., Class A Shares	126,020	4,269,558	*
Intel Corp.	90,090	2,315,313
Texas Instruments Inc.	76,900	2,094,756

Total Semiconductors & Semiconductor Equipment		16,250,709

Software - 3.9%
Autodesk Inc.	126,850	4,302,752	*
BMC Software Inc.	10,450	413,820	*
Microsoft Corp.	375,348	11,061,506
SAP AG, ADR	38,650	2,448,864

Total Software		18,226,942

TOTAL INFORMATION TECHNOLOGY		95,778,946

MATERIALS - 3.4%
Chemicals - 2.0%
Celanese Corp., Series A Shares	40,830	1,556,848
Ecolab Inc.	77,640	5,081,538
LyondellBasell Industries NV, Class A Shares	57,170	2,545,780

Total Chemicals		9,184,166

Paper & Forest Products - 1.4%
International Paper Co.	196,670	6,452,743

TOTAL MATERIALS		15,636,909

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Verizon Communications Inc.	259,540	11,715,636

UTILITIES - 4.2%
Electric Utilities - 0.9%
NV Energy Inc.	225,180	4,118,542

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Multi-Utilities - 3.3%
Sempra Energy	116,210	$8,182,346
Wisconsin Energy Corp.	170,270	6,936,800

Total Multi-Utilities		15,119,146

TOTAL UTILITIES		19,237,688

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $332,296,986)		460,344,240

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity - $2,675,013; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value - $2,728,510) (Cost - $2,675,000)	0.170%	8/1/12	$2,675,000	2,675,000

TOTAL INVESTMENTS - 100.1% (Cost - $334,971,986#)				463,019,240
Liabilities in Excess of Other Assets - (0.1)%				(491,129)

TOTAL NET ASSETS - 100.0%				$462,528,111

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1– quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$460,344,240	—	—	$460,344,240

Short-term investments†	—	$2,675,000	—	2,675,000

Total investments	$460,344,240	$2,675,000	—	$463,019,240

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$139,620,257
Gross unrealized depreciation	(11,573,003)

Net unrealized appreciation	$128,047,254

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 26, 2012